Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loss Per Share

	2020 Loss £’000	December 31, 2020 Weighted shares number	2020 Loss per share £	2019 Loss £’000	December 31, 2019 Weighted shares number	2019 Loss per share £	2018 Loss £’000	December 31, 2018 Weighted shares number	2018 Loss per share £
Basic and diluted	(163,628)	338,953,141	(0.48)	(34,844)	89,424,476	(0.39)	(32,029)	71,144,786	(0.45)
The Company operates share option schemes (see Note 24) which could potentially dilute basic earnings per share in the future.